OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2022
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES
As of June 30, 2022 and December 31, 2021 our current liabilities were as follows:

(in thousands of $)	2022	2021
Deferred charter revenue	32,401	34,626
Other current liabilities	4,254	2,639
Total	36,655	37,265